CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Asset Acquisition, Contingent Consideration, Liability [Abstract]
Schedule of Contingent Shares
Activity related to the contingent shares and earnout liabilities consisted of the following (in thousands):

Balance at December 31, 2022	$14,657
Contingent Shares Issued for Plus Products Acquisition	(4,446)
Change in Fair Value of Contingent Liabilities	24,378
Balance at December 31, 2023	34,589
Change in Fair Value of Contingent Liabilities	(14,324)
Balance at December 31, 2024	$20,265